Acquisitions - Estimated Fair Value Of Assets Acquired And Liabilities Assumed (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	May 01, 2020	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Business Acquisition [Line Items]
Goodwill		$ 46,456	$ 46,577	$ 5,364
Estimated life		5 years 10 months 24 days	6 years 4 months 24 days	8 years
Minimum
Business Acquisition [Line Items]
Estimated life	2 years
Maximum
Business Acquisition [Line Items]
Estimated life	7 years
InsideResponse
Business Acquisition [Line Items]
Cash and cash equivalents	$ 955
Accounts receivable	8,220
Other current assets	459
Property and equipment, net	51
Accounts payable	(2,922)
Accrued expenses	(737)
Other current liabilities	(8)
Other liabilities	(1)
Net tangible assets acquired	6,017
Goodwill	41,213
Total intangible assets acquired	61,196
Net assets acquired	67,213
InsideResponse | Scenario, Adjustment
Business Acquisition [Line Items]
Goodwill	41,092
Total intangible assets acquired	61,075
Net assets acquired	$ 67,092
InsideResponse | Minimum
Business Acquisition [Line Items]
Estimated life	2 years
InsideResponse | Maximum
Business Acquisition [Line Items]
Estimated life	7 years
Trade Name | InsideResponse
Business Acquisition [Line Items]
Intangible assets	$ 2,680
Estimated life	5 years
Proprietary Software | InsideResponse
Business Acquisition [Line Items]
Intangible assets	$ 1,042
Proprietary Software | InsideResponse | Minimum
Business Acquisition [Line Items]
Estimated life	2 years
Proprietary Software | InsideResponse | Maximum
Business Acquisition [Line Items]
Estimated life	5 years
Non-compete agreements | InsideResponse
Business Acquisition [Line Items]
Intangible assets	$ 192
Estimated life	3 years
Customer relationships | InsideResponse
Business Acquisition [Line Items]
Intangible assets	$ 16,069
Estimated life	7 years